DEFERRED REVENUE - Disclosure of deferred revenue (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Deferred Income [Line Items]
Current portion of deferred revenue	$ 15,313	$ 13,666
Long-term portion of deferred revenue	82,617	77,327
Total deferred revenue	97,930	90,993
Customer advance payments [Member]
Disclosure Of Deferred Income [Line Items]
Current portion of deferred revenue	6,789	4,311
Gibraltar silver stream agreement [Member]
Disclosure Of Deferred Income [Line Items]
Current portion of deferred revenue	8,524	9,355
Long-term portion of deferred revenue	82,617	77,327
Total deferred revenue	$ 91,141	$ 86,682	$ 66,970